Consolidated Statements of Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	7 Months Ended	5 Months Ended	12 Months Ended			7 Months Ended					7 Months Ended	5 Months Ended	12 Months Ended			7 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor Registrant	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	Dec. 31, 2009 Predecessor Registrant	Dec. 31, 2008 Predecessor Registrant	Dec. 31, 2011 Paid in capital Successor Registrant	May 25, 2011 Paid in capital Predecessor Registrant	Dec. 31, 2010 Paid in capital Predecessor Registrant	Dec. 31, 2009 Paid in capital Predecessor Registrant	Dec. 31, 2008 Paid in capital Predecessor Registrant	Dec. 31, 2011 Accumulated deficit Successor Registrant	May 25, 2011 Accumulated deficit Predecessor Registrant	Dec. 31, 2010 Accumulated deficit Predecessor Registrant	Dec. 31, 2009 Accumulated deficit Predecessor Registrant	Dec. 31, 2008 Accumulated deficit Predecessor Registrant	Dec. 31, 2011 Noncontrolling Interest Successor Registrant	May 25, 2011 Noncontrolling Interest Predecessor Registrant	Dec. 31, 2010 Noncontrolling Interest Predecessor Registrant	Dec. 31, 2009 Noncontrolling Interest Predecessor Registrant	Dec. 31, 2008 Noncontrolling Interest Predecessor Registrant
Balance, January 1, 2009, December 31, 2009,December 31, 2010 , May 25, 2011,December 31, 2011	$ 260,291	$ (114,793)	$ (86,033)	$ (72,145)	$ (52,397)	$ 275,662	$ 46,764	$ 46,764	$ 46,764	$ 46,764	$ (18,882)	$ (165,083)	$ (136,320)	$ (121,988)	$ (101,834)	$ 3,511	$ 3,526	$ 3,523	$ 3,079	$ 2,673
Shares issued	130,000,000	4,687,500	4,687,500	4,687,500	4,687,500
Net loss	(18,857)	(28,760)	(13,888)	(19,748)							(18,882)	(28,763)	(14,332)	(20,154)		25	3	444	406
Push down accounting adjustments
Valuation adjustments net	225,323					225,363										(40)
Elimination of predecessor accumulated deficit						(165,083)					165,083
Issuance of common stock, values	90,000					90,000
Issuance of common stock, shares	116,022,700
Capitalization of debt into common stock, value	$ 78,618					$ 78,618
Capitalization of debt into common stock, shares	9,289,800